Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($) director shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares	Apr. 01, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)	100.00%
Equity awards vested percentage after first year	25.00%
Equity awards vested percentage after second year	25.00%
Equity awards vested percentage after third year	50.00%
Deferred income taxes assets	$ 29.9	$ 26.9
Deferred tax assets, valuation allowance	$ 129.6	$ 110.4
Accounting Standards Update 2016-16 [Member] | Scenario, Forecast [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred income taxes assets				$ 1,390.0
Deferred tax assets, valuation allowance				150.0
364-Day Term Loan Facility [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, term	364 days
Restricted Stock Units (RSUs) [Member]
Summary Of Significant Accounting Policies [Line Items]
Potential diluted common shares outstanding | shares	0	0	0
Contingent Shares Not Expected To Vest [Member]
Summary Of Significant Accounting Policies [Line Items]
Potential diluted common shares outstanding | shares	1,600,000	1,800,000	1,300,000
AICF Funding [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)	0.00%
Retained Earnings [Member] | Accounting Standards Update 2016-16 [Member] | Scenario, Forecast [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of new accounting principle in period of adoption				$ 1,240.0
AICF Funding [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by Company | director	3
AICF Funding [Member] | New South Wales, Australia [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by NSW government | director	2
Other Accrued Liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Prior period reclassification adjustment		$ (2.7)	$ (4.0)
Income Tax Payable [Member]
Summary Of Significant Accounting Policies [Line Items]
Prior period reclassification adjustment		$ 2.7	$ 4.0